Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 9,776	$ 4,390
Less: Accumulated depreciation	2,817	2,065
Property, plant and equipment, less accumulated depreciation	6,959	2,325
Depreciation on property, plant and equipment	716	311
Land and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	413	130
Buildings, structures and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,168	1,344
Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 6,195	$ 2,916
Minimum | Land and improvements
Property, Plant and Equipment [Line Items]
Useful Life	8 years
Minimum | Buildings, structures and related equipment
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Minimum | Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Useful Life	2 years
Maximum | Land and improvements
Property, Plant and Equipment [Line Items]
Useful Life	20 years
Maximum | Buildings, structures and related equipment
Property, Plant and Equipment [Line Items]
Useful Life	40 years
Maximum | Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Useful Life	20 years